Leases-Group as Lessee (Tables)	12 Months Ended
Dec. 31, 2018
Text block [abstract]
Future Minimum Lease Payment under Non-cancelable Operating Leases

Future minimum lease payment under non-cancelable operating leases are as follows:

	(In millions of yen)
	December 31, 2017	December 31, 2018
Less than one year	4,139	9,662
Between one year and five years	10,223	26,226
Five years and more	—	22,800

	14,362	58,688